CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net loss	$ (93,570,188)	$ (43,869,825)	$ (32,172,344)
Other comprehensive (loss)/income, net of tax of nil:
Change in cumulative foreign currency translation adjustment	1,589,686	2,031,505	(1,390,936)
Comprehensive loss	$ (91,980,502)	(41,838,320)	$ (33,563,280)
Less: comprehensive loss attributable to noncontrolling interests		(13,353)
Comprehensive loss attributable to Wowo Limited's shareholders	$ (91,980,502)	$ (41,824,967)	$ (33,563,280)